UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cedar Rock Capital Limited

Address:  110 Wigmore Street
          London
          W1U 3RW

13F File Number: 28-11077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Joy-Isabelle Besse
Title:    Director
Phone:    0207-534-6002


Signature, Place and Date of Signing:


/s/ Joy-Isabelle Besse        London, United Kingdom         August 13, 2008
----------------------       ------------------------       ------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   8

Form 13F Information Table Value Total: $ 764,976
                                         (thousands)


List of Other Included Managers: None


                                                     FORM 13F INFORMATION TABLE


                              TITLE OF               VALUE      SHRS OR    SH/ PUT/   INVSMT   OTHR         VOTING AUTHORITY
NAME OF ISSUER                CLASS      CUSIP       (X$1000)   PRN AMT    PRN CALL   DSCRTN   MGRS     SOLE      SHARED     NONE

ALTRIA GROUP INC              COM        02209S103    61,243    2,978,746             SOLE     NONE   2,978,746
CLOROX CO DEL                 COM        189054109    65,307    1,251,091             SOLE     NONE   1,251,091
DOMINOS PIZZA INC             COM        25754A201    64,835    5,637,843             SOLE     NONE   5,637,843
DR PEPPER SNAPPLE GROUP INC   COM        26138E109   104,334    4,973,005             SOLE     NONE   4,973,005
GANNETT INC                   COM        364730101    75,501    3,484,115             SOLE     NONE   3,484,115
KIMBERLY CLARK CORP           COM        494368103   221,970    3,713,118             SOLE     NONE   3,713,118
LEE ENTERPRISES INC           COM        523768109    15,421    3,865,015             SOLE     NONE   3,865,015
PHILIP MORRIS INTL INC        COM        718172109   156,365    3,165,918             SOLE     NONE   3,165,918




SK 21623 0001 904653